Stock Options - Summary of Status of Plans (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Granted	0	0
Employee Stock Option Plan [Member]
Number of Options
Beginning Balance	23,000	46,500	82,000
Granted	0	0	0
Exercised		(1,500)
Expired	(23,000)	(22,000)	(35,500)
Ending Balance		23,000	46,500
Weighted Average Exercise Price
Beginning Balance	$ 23.46	$ 22.06	$ 20.90
Granted	0	0	0
Exercised		18.00
Expired	23.46	21.95	21.95
Ending Balance		23.46	22.06
Weighted average fair value of Options granted	0	0	0
Weighted average fair value of Options granted	$ 0	$ 0	$ 0
Directors Stock Option Plan [Member]
Number of Options
Beginning Balance	87,000	96,000	103,500
Granted	0	0	0
Expired	(9,000)	(9,000)	(7,500)
Ending Balance	78,000	87,000	96,000
Options exercisable at: December 31, 2016	78,000
Options exercisable at: December 31, 2016	78,000
Weighted average exercise price of Options exercisable at December 31, 2016	$ 21.08
Weighted Average Exercise Price
Beginning Balance	21.35	$ 21.30	$ 20.97
Granted	0	0	0
Expired	23.70	20.00	16.40
Ending Balance	21.08	21.35	21.30
Weighted average exercise price of Options exercisable at December 31, 2016	21.08
Weighted average fair value of Options granted	0	0	0
Weighted average fair value of Options granted	$ 0	$ 0	$ 0